Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 3,165	$ 490	¥ 1,998	¥ 1,122
Property and equipment	667
Accumulated depreciation	¥ 642